Deposits, prepayments and other assets - Narraitve (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Deposits, Prepayments And Other Assets [Line Items]
Other assets	$ 11	$ 81
Insurance recoveries
Disclosure Of Deposits, Prepayments And Other Assets [Line Items]
Other assets		$ 50